UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      February 13, 2003

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $641,861,980

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      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104         945,277       89,430 N       X                         89,430
 American International Gro COMMON 026874107      19,958,250      345,000 N       X                        345,000
 Alkermes, Inc.             COMMON 01642T108       2,131,800      340,000 N       X                        340,000
 Annuity and Life Re (Holdi COMMON G03910109       2,320,000    1,000,000 N       X                      1,000,000
 ASM International N.V.     COMMON N07045102       3,225,000      250,000 N       X                        250,000
 The Boeing Company         COMMON 097023105      16,495,000      500,000 N       X                        500,000
 Bancroft Convertible Fund  COMMON 059695106         313,559       17,725 N       X                         17,725
 Bristol-Myers Squibb Compa COMMON 110122108       6,945,000      300,000 N       X                        300,000
 Berkshire Hathaway Inc.    COMMON 084670108      21,825,000          300 N       X                            300
 Brooks-PRI Automation, Inc COMMON 11434A100       1,931,010      168,500 N       X                        168,500
 Central Securities Corpora COMMON 155123102       1,725,299      105,977 N       X                        105,977
 CIENA Corporation          COMMON 171779101       2,827,000      550,000 N       X                        550,000
 Costco Wholesale Corporati COMMON 22160K105      19,642,000      700,000 N       X                        700,000
 Cox Communications, Inc. - COMMON 224044107      17,608,000      620,000 N       X                        620,000
 Cisco Systems, Inc.        COMMON 17275R102      11,790,000      900,000 N       X                        900,000
 Genentech, Inc.            COMMON 368710406      21,554,000      650,000 N       X                        650,000
 EMC Corporation            COMMON 268648102       1,842,000      300,000 N       X                        300,000
 EMCORE Corporation         COMMON 290846104         431,430      197,000 N       X                        197,000
 El Paso Corporation        COMMON 28336L109       5,220,000      750,000 N       X                        750,000
 El Paso Corporation 0%     CONV C 28336LAC3       1,550,000    5,000,000 N       X                      5,000,000
 Ethan Allen Interiors Inc. COMMON 297602104       9,451,750      275,000 N       X                        275,000
 Ford Motor Company         COMMON 345370860       2,092,500      225,000 N       X                        225,000
 Golden West Financial      COMMON 381317106      30,519,250      425,000 N       X                        425,000
 Genaera Corporation        COMMON 36867G100         172,800      270,000 N       X                        270,000
 Genta Incorporated         COMMON 37245M207       3,076,000      400,000 N       X                        400,000
 Halliburton Company        COMMON 406216101      15,903,500      850,000 N       X                        850,000
 The Home Depot, Inc.       COMMON 437076102      46,602,200    1,945,000 N       X                      1,945,000
 Health Net, Inc.           COMMON 42222G108      14,520,000      550,000 N       X                        550,000
 IDEC Pharmaceuticals Corpo COMMON 449370105       8,292,500      250,000 N       X                        250,000
 John Hancock Financial Ser COMMON 41014S106      12,136,500      435,000 N       X                        435,000
 Juniper Networks, Inc.     COMMON 48203R104       3,060,000      450,000 N       X                        450,000
 Lucent Technologies Inc.   COMMON 549463107         897,750      712,500 N       X                        712,500
 Medtronic, Inc.            COMMON 585055106      13,224,000      290,000 N       X                        290,000
 MedImmune, Inc.            COMMON 584699102       6,493,630      239,000 N       X                        239,000
 MedImmune Vaccines, Inc. 5 CONV C 053762AD2       9,900,000   10,000,000 N       X                     10,000,000
 MetLife, Inc.              COMMON 59156R108      11,897,600      440,000 N       X                        440,000
 Millennium Pharmaceuticals COMMON 599902103         952,800      120,000 N       X                        120,000
 Molex Incorporated Class A COMMON 608554200      13,773,825      692,500 N       X                        692,500
 M&T Bank Corporation       COMMON 55261F104      25,392,000      320,000 N       X                        320,000
 Max Re Capital Ltd.        COMMON G6052F103       2,204,000      200,000 N       X                        200,000
 Annaly Mortgage Management COMMON 035710409       9,400,000      500,000 N       X                        500,000
 NTL Incorporated           COMMON 629407107           2,880      180,000 N       X                        180,000
 Newell Rubbermaid Inc.     COMMON 651229106       3,033,000      100,000 N       X                        100,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       2,050,000      125,000 N       X                        125,000
 PepsiCo, Inc.              COMMON 713448108       6,333,000      150,000 N       X                        150,000
 Pfizer Inc                 COMMON 717081103      31,334,250    1,025,000 N       X                      1,025,000
 PartnerRe Ltd.             COMMON G6852T105      27,205,500      525,000 N       X                        525,000
 PSC Inc.                   COMMON 69361E107             894      298,000 N       X                        298,000
 Everest Re Group, Ltd.     COMMON G3223R108      37,327,500      675,000 N       X                        675,000
 Reinsurance Group of Ameri COMMON 759351109      13,269,200      490,000 N       X                        490,000
 Royce Value Trust          COMMON 780910105       1,047,396       79,049 N       X                         79,049
 SunTrust Banks, Inc.       COMMON 867914103      13,091,600      230,000 N       X                        230,000
 The TJX Companies, Inc.    COMMON 872540109      47,336,000    2,425,000 N       X                      2,425,000
 Transatlantic Holdings, In COMMON 893521104      15,341,000      230,000 N       X                        230,000
 Wind River Systems, Inc.   COMMON 973149107       1,391,950      339,500 N       X                        339,500
 Waste Management, Inc.     COMMON 94106L109      13,499,880      589,000 N       X                        589,000
 Wal-Mart Stores, Inc.      COMMON 931142103      28,790,700      570,000 N       X                        570,000
 Zarlink Semiconductor Inc. COMMON 989139100         565,000      250,000 N       X                        250,000

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